Investment Objectives and Goals	Oct. 23, 2026
Zacks All-Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Zacks All-Cap Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objectives of the Zacks All-Cap Core ETF (the “Fund”) are, primarily, capital appreciation and, secondarily, to provide shareholders with income through dividends.
Zacks Small-Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Zacks Small-Cap Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Zacks Small-Cap Core ETF (the “Fund”) is capital appreciation.